Property, Plant and Equipment (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense		$ 56	$ 65	$ 120	$ 239	$ 250
Property and equipment in the net amount				8	704	$ 311
Rght of use asset and lease liability	$ 443
Other expenses					704
Capitalized borrowing costs				197
Capitalized borrowings Incurred				$ 4,098
Write-down loss					360
Vacating expenses					16
Net of lease termination					$ 125